SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Contract Liabilities
Balance at beginning of the period	$ 403,661	$ 12,376
Additions	1,256,506	677,868
Recognized to revenue during the period	(937,354)	(286,583)
Balance at end of the period	$ 722,813	$ 403,661